Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Tax losses carried forward	$ 109,013	$ 128,523
Other	2,747	2,815
Total deferred tax assets	111,760	131,338
Deferred tax liabilities:
Vessels and equipment	5,974	10,577
Long-term debt	1,691	3,218
Other	1,933	1,204
Total deferred tax liabilities	9,598	14,999
Net deferred tax assets	102,162	116,339
Valuation allowance	(78,365)	(86,906)
Net deferred tax assets	23,797	29,433
Disclosed in:
Deferred tax asset	24,659	30,050
Other long-term liabilities	862	617
Net deferred tax assets	23,797	29,433
Income tax net operating loss carry forward	$ 442,200	$ 506,500